Cash generated from operations (Tables)	6 Months Ended
Jun. 30, 2020
Statement of cash flows [abstract]
Disclosure of cash generated from operations

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Profit (loss) before taxation	597	193	619
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	10	(5)	(6)
Amortisation of tangible and right of use assets	276	264	580
Amortisation of intangible assets	1	2	3
Finance costs and unwinding of obligations	86	92	172
Environmental, rehabilitation and other expenditure	(20)	(8)	(6)
Impairment, derecognition of assets and (profit) loss on disposal	—	2	3
Other expenses (income)	32	13	41
Interest income	(9)	(5)	(14)
Share of associates and joint ventures' (profit) loss	(119)	(78)	(168)
Other non-cash movements	2	30	43
Movements in working capital	(192)	(148)	(165)
	664	352	1,102

Movements in working capital:
(Increase) decrease in inventories	(71)	(24)	(67)
(Increase) decrease in trade and other receivables	(75)	(88)	(138)
Increase (decrease) in trade, other payables and provisions	(46)	(36)	40
	(192)	(148)	(165)
(1) Change in presentation of disclosure from 30 June 2019, refer to note 16.